Loans Receivable and Allowance for Credit Losses - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) property segment loan	Dec. 31, 2024 USD ($) loan	Dec. 31, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale	$ 0	$ 0
Gain on sale of loans held-for-sale	899,000		$ 18.4
Loss on sale of loans held-for-sale	100,000,000		2.3
Purchases and grants of loans receivable	150,882,000	78,719,000	14,729,000
Loans receivable	8,292,010,000	7,916,928,000
Carrying value of servicing liability	494,800,000	503,900,000
Servicing income	$ 1,400,000
Threshold period, past due status of financing receivables	30 days
Non-accrual	$ 38,000,000	21,700,000
Threshold period, past due for nonperforming status of financing receivables	90 days
Financing receivable, interest lost on nonaccrual loans	$ 3,300,000	1.5	909,000
Financing receivable, interest income, cash basis method	$ 1	821,000	358,000
Loans past due		0
Number of real estate owned | property	1
Loans in process of foreclosure	$ 1,300,000	$ 1.1
Mortgage loans in process of foreclosure, number of loans | loan		4
Number of loan portfolio segments | segment	7
Accrued interest receivable on loans receivable	$ 34,700,000	$ 33,500,000
Stewardship Financial Corporation | Financial Asset Acquired with Credit Deterioration
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	1,100,000	1,200,000
Freehold Entities | Financial Asset Acquired with Credit Deterioration
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	44,000,000	241,000,000
RSI Entities | Financial Asset Acquired with Credit Deterioration
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	8,300,000	10,300,000
Less Than 90 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-accrual	$ 10,400,000	$ 15,500,000
Number of loans in non-accrual status | loan	38	31
Related Parties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchases and grants of loans receivable		$ 100,000
Loans receivable	$ 2,200,000	$ 2,600,000
Number of loans granted to related party | loan	0	1
Real estate loans | One-to-four family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sales of loans held-for-sale	$ 16,100,000	$ 8,900,000	73,400,000
Purchases and grants of loans receivable			78,700,000
Real estate loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sales of loans held-for-sale	8,600,000	6,800,000	21,400,000
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sales of loans held-for-sale		3,300,000
Purchases and grants of loans receivable	130,900,000	20,000,000
Commercial business loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sales of loans held-for-sale	10,900,000	$ 906,000,000,000	$ 8,100,000
Consumer loans | Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in process of foreclosure	$ 585,000,000,000
Mortgage loans in process of foreclosure, number of loans | loan	4